Leases - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Additions to right-of-use assets	$ 339	$ 328
Principal cash outflow for leases	$ 1,103	$ 386